Consolidated Statements of Shareholders Equity (Deficit) (USD $)	Common Stock	APIC	Deficit	Total
Beginning Balance - Amount at Mar. 24, 2010	$ 0	$ 0	$ 0	$ 0
Beginning Balance - Shares at Mar. 24, 2010	0
Effect of Reverse Merger, Shares	8,828,313
Effect of Reverse Merger, Amount	8,828	219,174		228,002
Net loss			(495,018)	(495,018)
Ending Balance, Amount at Oct. 31, 2010	8,828	219,174	(495,018)	(267,016)
Ending Balance, Shares at Oct. 31, 2010	8,828,313
Issuance of common stock for services, Shares	686,000
Issuance of common stock for services, Amount	686	221,514		222,200
Issuance of common stock for mineral rights, Shares	500,000
Issuance of common stock for mineral rights, Amount	500	249,500		250,000
Warrants issued for consulting services		537,000		537,000
Issuance of common stock for conversion of demand promissory notes, Shares	1,000,000
Issuance of common stock for conversion of demand promissory notes, Amount	1,000	499,000		500,000
Warrant issued for merger and acquisitions expenses		900,000		900,000
Stock issued for cash under private placements net of cost, Shares	2,552,041
Stock issued for cash under private placements net of cost, Amount	2,552	1,661,877		1,664,429
Issuance of common stock for liability conversions, Shares	228,000
Issuance of common stock for liability conversions, Amount	228	113,772		114,000
Issuance of common stock related to the exercise of warrants, Shares	4,656,000
Issuance of common stock related to the exercise of warrants, Amount	4,656	925		5,581
Net loss			(4,035,260)	(4,035,260)
Ending Balance, Amount at Oct. 31, 2011	$ 18,450	$ 4,402,762	$ (4,530,278)	$ (109,066)
Ending Balance, Shares at Oct. 31, 2011	18,450,354